Variable Interest Entities - Schedule of Financial Information of Hilli LLC and Gimi MS (Details) - VIE debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows
Financing costs paid	$ 0	$ 0	$ (3,158)
Proceeds from long-term debt	0	1,145	0
Repayments of short-term and long-term debt	(84,429)	(82,804)	(98,242)
Golar Gimi
Statement of cash flows
Additions to asset under development	201,701	204,997	308,093
Financing costs paid	(19,522)	(1,251)	(1,780)
Proceeds from long-term debt	1,200,000	70,000	95,000
Repayments of short-term and long-term debt	(670,833)	(29,167)	0
Proceeds from subscription of equity interest	21,020	45,206	80,021
Cash dividends paid	$ (675,000)	$ 0	$ 0